OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
OTHER PAYABLES
OTHER PAYABLES
NOTE 17:-	OTHER PAYABLES

	December 31,
	2022	2021
Employees and payroll accruals	4,562	4,223
Accrued expenses	2,090	2,127
Liability for underwriter – see Note 18	1,131	1,021
VAT to customers and suppliers	399	572
Government authorities	640	542
Other	416	435

	9,238	8,920